Fair Value Measurements - Derivative Liability that were measured at fair value using significant unobservable Level 3 inputs (Detail) - Derivative Liability [Member] - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 137,000	$ 0
Additions (make-whole provision in convertible notes agreement)	2,402,228	137,000
Change in fair value	313,772	0
Reclassification to additional paid-in capital	(2,853,000)
Ending Balance	$ 0	$ 137,000